Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document Type	S-1
Entity Registrant Name	Lemonade, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0469673
Entity Address, Address Line One	5 Crosby Street, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	844
Local Phone Number	733-8666
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001691421
Business Contact
Contact Personnel Name	Daniel Schreiber
Entity Address, Address Line One	5 Crosby Street, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	844
Local Phone Number	733-8666